Segment Information - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,654	$ 8,222	$ 6,763
Other revenues	63	69	70
Net sales and other revenues	8,717	8,291	6,833
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	5,045	4,703	3,710
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	1,725	1,522	1,126
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	2,499	2,388	1,952
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	821	793	632
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	3,609	3,519	3,053
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	2,192	2,139	1,838
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,417	$ 1,380	$ 1,215